Commitments- Fees and expenses (Details) - Co-location, bandwidth fees and marketing expenses - CNY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Commitments
No later than 1 year	¥ 3,777	¥ 2,680
Later than 1 year and no later than 5 years	6,680	4,919
More than 5 years	3,678	823
Total	¥ 14,135	¥ 8,422